INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2018
INVENTORIES
Schedule of inventories

	2017	2018
Components	447	429
SIM cards and blank prepaid vouchers	168	137
Others	69	218
Total	684	784
Provision for obsolescence
Components	(24)	(38)
SIM cards and blank prepaid vouchers	(29)	(28)
Others	(0)	(1)
Total	(53)	(67)
Net	631	717

Schedule of movements in the provision for obsolescence

	2017	2018
Beginning balance	47	53
Provision recognised during the year	6	22
Inventory written off	—	(8)
Ending balance	53	67